Fixed assets	12 Months Ended
Dec. 31, 2023
Fixed Assets
Fixed assets

Note 13 - Fixed assets

The accounting policy on fixed assets and impairment of non-financial assets is presented in Notes 2c VIII, 2c X.

Fixed assets	12/31/2023
	Anual depreciation rates	Cost	Depreciation	Impairment	Residual
Real Estate		9,075	(3,706)	(198)	5,171
Land		2,039	-	-	2,039
Buildings and Improvements	4% to 10%	7,036	(3,706)	(198)	3,132
Other fixed assets		15,353	(11,321)	(68)	3,964
Installations and furniture	10% to 20%	3,347	(2,530)	(17)	800
Data processing systems	20% to 50%	9,330	(7,480)	(51)	1,799
Other (1)	10% to 20%	2,676	(1,311)	-	1,365
Total		24,428	(15,027)	(266)	9,135
1)	Other refers to negotiations of Fixed assets in progress and other Communication, Security and Transportation equipments.

Fixed assets	12/31/2022
	Anual depreciation rates	Cost	Depreciation	Impairment	Residual
Real Estate		7,132	(3,835)	(151)	3,146
Land		1,199	-	-	1,199
Buildings and Improvements	4% to 10%	5,933	(3,835)	(151)	1,947
Other fixed assets		16,254	(11,588)	(45)	4,621
Installations and furniture	10% to 20%	3,559	(2,655)	(14)	890
Data processing systems	20% to 50%	9,786	(7,659)	(31)	2,096
Other (1)	10% to 20%	2,909	(1,274)	-	1,635
Total		23,386	(15,423)	(196)	7,767
1)	Other refers to negotiations of Fixed assets in progress and other Communication, Security and Transportation equipments.

The contractual commitments for purchase of the fixed assets totaled R$ 3 (R$ 3 at 12/31/2022), achievable by 2024 (Note 32b III.lI - Off balance commitments).